Document And Entity Information	Mar. 01, 2022
Document Information [Line Items]
Entity, Registrant Name	R F INDUSTRIES, LTD.
Document, Type	8-K/A
Document, Period End Date	Mar. 01, 2022
Entity, Incorporation, State or Country Code	NV
Entity, File Number	0-13301
Entity, Tax Identification Number	88-0168936
Entity, Address, Address Line One	7610 Miramar Road, Bldg. 6000
Entity, Address, City or Town	San Diego
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	92126-4202
City Area Code	858
Local Phone Number	549-6340
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	RFIL
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Description	Form 8-K/A date of report 02-25-22
Amendment Flag	true
Entity, Central Index Key	0000740664